N-4	Apr. 27, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	Apr. 27, 2026
Amendment Flag	false
The Best of America IV
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES, AND ADJUSTMENTS (see Fee Table and Charges and Adjustments)
Are There Charges or Adjustments for Early Withdrawals?
Yes. If the Contract Owner withdraws money from the contract within 7 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see Contingent Deferred Sales Charge). The CDSC will not exceed 7% of the amount of purchase payments withdrawn, declining to 0% over 7 years.
For example, for a contract with a $100,000 investment, a withdrawal taken during the
CDSC period could result in a CDSC of up to $7,000. This loss will be greater if there are taxes or tax penalties.

Are There Transaction Charges?	Yes. Nationwide also charges a loan processing fee at the time each new loan is processed (see Loan Privilege).
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.33%[1]	1.33%[1]
	Underlying mutual fund fees and expenses	0.27%[2]	2.32%[2]
1 As a percentage of Daily Net Assets, plus a percentage attributable to the Contract Maintenance Charge. [2] As a percentage of underlying mutual fund net assets.
Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.

	Lowest Annual Cost Estimate: $1,486.13	Highest Annual Cost Estimate: $3,104.19
	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Least expensive underlying mutual fund fees and expenses ● No CDSC ● No additional purchase payments, transfers or withdrawals	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Most expensive underlying mutual fund fees and expenses ● No CDSC ● No additional purchase payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes. If the Contract Owner withdraws money from the contract within 7 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see Contingent Deferred Sales Charge). The CDSC will not exceed 7% of the amount of purchase payments withdrawn, declining to 0% over 7 years.
For example, for a contract with a $100,000 investment, a withdrawal taken during the
CDSC period could result in a CDSC of up to $7,000. This loss will be greater if there are taxes or tax penalties.

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Are There Transaction Charges?	Yes. Nationwide also charges a loan processing fee at the time each new loan is processed (see Loan Privilege).

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.33%[1]	1.33%[1]
	Underlying mutual fund fees and expenses	0.27%[2]	2.32%[2]
1 As a percentage of Daily Net Assets, plus a percentage attributable to the Contract Maintenance Charge. [2] As a percentage of underlying mutual fund net assets.
Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.

	Lowest Annual Cost Estimate: $1,486.13	Highest Annual Cost Estimate: $3,104.19
	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Least expensive underlying mutual fund fees and expenses ● No CDSC ● No additional purchase payments, transfers or withdrawals	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Most expensive underlying mutual fund fees and expenses ● No CDSC ● No additional purchase payments, transfers or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.33%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.33%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.27%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.32%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Daily Net Assets, plus a percentage attributable to the Contract Maintenance Charge.
Investment Options Footnotes [Text Block]	2 As a percentage of underlying mutual fund net assets.
Lowest Annual Cost [Dollars]	$ 1,486.13
Highest Annual Cost [Dollars]	$ 3,104.19
Risks [Table Text Block]
RISKS
Is There a Risk of Loss from Poor Performance?	Yes. Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Is this a Short-Term Investment?
No. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

A CDSC may apply for up to 7 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see
Contingent Deferred Sales Charge). Withdrawals may be subject to taxes and tax
penalties.The benefits of tax deferral also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).

For amounts allocated to the Fixed Account at the end of an interest rate guarantee period, such amounts will be reallocated among the contract's available investment options in accordance with the Contract Owner’s reallocation instructions, subject to any applicable limitations. In the absence of instructions, such amounts will remain invested in the Fixed
Account for another interest rate guarantee period at the applicable Renewal Rate (see
The Fixed Account and Transfers Prior to Annuitization).

What Are the Risks Associated with the Investment Options?
● Investment in this contract is subject to the risk of poor investment performance.
Investment experience can vary depending on the investment options selected by the
Contract Owner.
● Each investment option (including the Fixed Account) has its own unique risks.
● Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

What Are the Risks Related to the Insurance Company?
Investment in the contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in
Contacting the Service Center (see Principal Risks).

RESTRICTIONS

Investment Restrictions [Text Block]	Yes.● Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds).● Allocations to the Fixed Account may not be transferred to another investment option except at the end of a Fixed Account interest rate guarantee period (see The Fixed Account).● Not all investment options may be available under your contract (see Appendix A: Investment Options Available Under the Contract).● Transfers between Sub-Accounts are subject to policies designed to deter short-term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Transfer Restrictions).● The availability of investment options may vary depending on the broker-dealer through which the contract is sold (see Appendix D: Financial Intermediary Variations).
Key Information, Benefit Restrictions [Text Block]	Yes.● Certain optional benefits limit or restrict the investment options available for investment.● Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force.● The availability of contract benefits may vary depending on the broker-dealer through which the contract is sold (see Appendix D: Financial Intermediary Variations).See Benefits Under the Contract.
Tax Implications [Text Block]	● Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.● If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.● Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.See Appendix C: Contract Types and Tax Information.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the contract. Compensation can take the form of commissions and other indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see Distribution, Promotional, and Sales Expenses).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see Replacements and Distribution, Promotional, and Sales Expenses).
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees, expenses, and adjustments that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from and investment option or from the contract. Please refer to the contract specifications page for information about the specific fees the Contract Owner will pay each year based on the options elected. The first table describes the fees and expenses a Contract Owner will pay at the time the Contract Owner buys the contract, surrenders or makes withdrawals from an investment option or from the contract, or transfers Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Loan Processing Fee	$25
The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses).
Annual Contract Expenses
Annual Loan Interest Charge (assessed as a reduction to the credited interest rate)	2.25%[1]
Administrative Expense[2]	$30
Base Contract Expenses[3] (assessed as an annualized percentage of Daily Net Assets)	1.30%
[1]The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%, which is applied against the outstanding loan balance.[2]Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. The Contract Maintenance Charge is deducted annually from all contracts on each Contract Anniversary and upon a full surrender of the contract.[3]Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate.The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Investment Options Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.27%	2.32%
Example This Example is intended to help Contract Owners compare the cost of investing in the Sub-Accounts with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and underlying mutual fund expenses. This Example assumes all Contract Value is allocated to the Sub-Accounts. Costs could differ from those shown below if Contract Value is allocated to the Fixed Account. The Example assumes: •a $100,000 investment in the contract for the time periods indicated; •a 5% return each year; •the maximum and the minimum fees and expenses of any of the underlying mutual fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (2.32%)	$9,833	$15,632	$21,615	$40,402	*	$11,632	$19,615	$40,402	$3,833	$11,632	$19,615	$40,402
Minimum Annual Underlying Mutual Fund Expenses (0.27%)	$7,680	$9,209	$10,977	$19,546	*	$5,209	$8,977	$19,546	$1,680	$5,209	$8,977	$19,546
*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Transaction Expenses [Table Text Block]
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Loan Processing Fee	$25

Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Other Transaction Fee, Current [Dollars]	$ 25
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses).
Annual Contract Expenses
Annual Loan Interest Charge (assessed as a reduction to the credited interest rate)	2.25%[1]
Administrative Expense[2]	$30
Base Contract Expenses[3] (assessed as an annualized percentage of Daily Net Assets)	1.30%
[1]The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%, which is applied against the outstanding loan balance.[2]Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. The Contract Maintenance Charge is deducted annually from all contracts on each Contract Anniversary and upon a full surrender of the contract.[3]Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate.
Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Footnotes [Text Block]	Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. The Contract Maintenance Charge is deducted annually from all contracts on each Contract Anniversary and upon a full surrender of the contract.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
Base Contract Expense, Footnotes [Text Block]	Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate.
Other Annual Expense (of Other Amount), Maximum [Percent]	2.25%
Other Annual Expense, Footnotes [Text Block]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%, which is applied against the outstanding loan balance.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.27%	2.32%

Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Portfolio Company Expenses Minimum [Percent]	0.27%
Portfolio Company Expenses Maximum [Percent]	2.32%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,833
Surrender Expense, 1 Year, Minimum [Dollars]	7,680
Surrender Expense, 3 Years, Maximum [Dollars]	15,632
Surrender Expense, 3 Years, Minimum [Dollars]	9,209
Surrender Expense, 5 Years, Maximum [Dollars]	21,615
Surrender Expense, 5 Years, Minimum [Dollars]	10,977
Surrender Expense, 10 Years, Maximum [Dollars]	40,402
Surrender Expense, 10 Years, Minimum [Dollars]	19,546
Annuitized Expense, 3 Years, Maximum [Dollars]	11,632
Annuitized Expense, 3 Years, Minimum [Dollars]	5,209
Annuitized Expense, 5 Years, Maximum [Dollars]	19,615
Annuitized Expense, 5 Years, Minimum [Dollars]	8,977
Annuitized Expense, 10 Years, Maximum [Dollars]	40,402
Annuitized Expense, 10 Years, Minimum [Dollars]	19,546
No Surrender Expense, 1 Year, Maximum [Dollars]	3,833
No Surrender Expense, 1 Year, Minimum [Dollars]	1,680
No Surrender Expense, 3 Years, Maximum [Dollars]	11,632
No Surrender Expense, 3 Years, Minimum [Dollars]	5,209
No Surrender Expense, 5 Years, Maximum [Dollars]	19,615
No Surrender Expense, 5 Years, Minimum [Dollars]	8,977
No Surrender Expense, 10 Years, Maximum [Dollars]	40,402
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 19,546
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks Contract Owners should be aware of the following risks associated with owning the contract: Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal. Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically: •A Contract Owner who takes withdrawals from the contract within seven years of purchasing the contract or making a purchase payment could be subject to a CDSC, which in the short-term will reduce Contract Value or the amount payable to you, and in the long-term will reduce the ability of the Contract Value to grow over time. •A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.Investment option availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, and discontinuing availability of Sub-Accounts. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guarantee period. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of investment options may be subject to regulatory approval and notice will be provided. Purchase payment restrictions. A Contract Owner's ability to make subsequent purchase payments is subject to limitations under the contract. Restrictions on subsequent purchase payments may limit a Contract Owner's ability to increase the value of the contract and its benefits through additional investments. Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund. Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value) and interest credited to Fixed Account allocations are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations. Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings. Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on systems or websites and other operational disruptions that could severely impede Nationwide’s ability to conduct its businesses or administer the contract (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI-powered tools. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and contract values. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that Nationwide, its service providers, intermediaries, or the underlying mutual funds will be able to avoid or readily detect cybersecurity incidents affecting Contract Owners in the future. In the event that contract administration or contract values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to contracts or contract values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information. Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Under the Contract The following table summarizes information about the benefits under the contract. The availability of contract benefits may vary depending on the broker-dealer through which the contract is sold (see Appendix D: Financial Intermediary Variations). Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	● Nationwide may limit purchase payments to $1,000,000
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Rebalancing (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None	● Assets in the Fixed Account are excluded from the program
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
● Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
● Transfers may not be directed to the Fixed Account
● Transfers from the Fixed Account must be equal to
or less than 1/30th of the Fixed Account value at
the time the program is requested

Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	None	● Transfers are only permitted from the Fixed Account ● Only new purchase payments to the contract are eligible for the program ● Transfers may not be directed to the Fixed Account
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	● Withdrawals must be at least $100 each
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Loans (see Loan Privilege)	Loan from Contract Value	$25 Loan Processing Fee and 2.25% compound interest on outstanding loan balance	$25 Loan Processing Fee and 2.25% compound interest on outstanding loan balance
● Only available to owners of Tax
Sheltered Annuities and Qualified
Plans
● Subject to terms of the Tax
Sheltered Annuity plan or Qualified
Plan
● Minimum and maximum loan
amounts apply
● Loans must be repaid within a
specified period
● Loan payments must be made at
least quarterly

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	● Nationwide may limit purchase payments to $1,000,000
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Rebalancing (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None	● Assets in the Fixed Account are excluded from the program
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
● Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
● Transfers may not be directed to the Fixed Account
● Transfers from the Fixed Account must be equal to
or less than 1/30th of the Fixed Account value at
the time the program is requested

Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	None	● Transfers are only permitted from the Fixed Account ● Only new purchase payments to the contract are eligible for the program ● Transfers may not be directed to the Fixed Account
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	● Withdrawals must be at least $100 each

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A: Investment Options Available Under the Contract Underlying Mutual Funds The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000024495NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The availability of investment options may vary depending on the broker-dealer through which the contract is sold (see Appendix D: Financial Intermediary Variations). The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000024495NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The availability of investment options may vary depending on the broker-dealer through which the contract is sold (see Appendix D: Financial Intermediary Variations). The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.07%	2.64%	8.48%	8.27%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Advisor: AllianceBernstein L.P.	1.15%*	41.27%	10.19%	6.37%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	0.90%	12.85%	11.76%	15.88%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.59%*	10.47%	11.42%	10.57%
Allocation	American Funds Insurance Series® - American Funds® Global Balanced Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.01%*	16.96%	5.85%	7.43%
Fixed Income	American Funds Insurance Series® - American High-Income Trust: Class 1 This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2024 Investment Advisor: Capital Research and Management Company	0.33%*	8.52%	5.87%	7.22%
Fixed Income	American Funds Insurance Series® - American High-Income Trust: Class 4 Investment Advisor: Capital Research and Management Company	0.83%*	7.94%	5.33%	6.68%
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.78%*	20.16%	8.82%	7.32%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.15%*	14.33%	0.23%	6.96%
Equity	American Funds Insurance Series® - Growth Fund: Class 1 This underlying mutual fund is only available in contracts issued on or after May 1, 1987 and before September 1, 1989 Investment Advisor: Capital Research and Management Company	0.34%	20.53%	13.66%	18.26%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	27.93%	5.06%	8.98%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 1 This underlying mutual fund is only available in contracts issued on or after May 1, 1987 and before September 1, 1989 Investment Advisor: Capital Research and Management Company	0.25%*	8.01%	0.01%	1.95%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.50%*	7.75%	-0.23%	1.70%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	16.90%	13.60%	12.08%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.78%*	8.52%	4.47%	6.02%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.74%*	7.14%	-0.75%	1.82%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.58%*	15.37%	7.05%	8.45%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: BlackRock Advisors, LLC	0.93%*	21.32%	11.45%	11.01%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	1.01%*	19.51%	5.51%	7.33%
Equity	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Newton Investment Management North America, LLC	1.05%*	9.81%	9.39%	8.51%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.61%	5.36%	6.65%	9.15%
Equity	BNY Mellon Stock Index Fund, Inc.: Initial Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Mellon Investments Corporation	0.27%	17.53%	14.12%	14.52%
Equity	BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Newton Investment Management North America, LLC	0.70%*	16.83%	14.22%	14.66%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F Investment Advisor: Calvert Research and Management	0.90%	11.68%	8.44%	9.51%
Equity	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F Investment Advisor: Calvert Research and Management Subadvisor: Ameritas Investment Partners, Inc.	0.74%*	20.10%	14.46%	18.80%
Equity	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Discovery Fund: Class 2 (formerly, Columbia Funds Variable Series Trust - Columbia Variable Portfolio - Small Cap Value Discovery Fund: Class 2) Investment Advisor: Columbia Management Investment Advisors, LLC	1.13%*	14.66%	12.19%	11.20%
Equity	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Company Growth Fund: Class 2 (formerly, Columbia Funds Variable Series Trust - Columbia Variable Portfolio - Small Company Growth Fund: Class 2) Investment Advisor: Columbia Management Investment Advisors, LLC	1.12%*	21.29%	3.32%	14.89%
Real Assets	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Commodity Strategy Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.00%*	15.30%	12.44%	6.46%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.89%*	8.49%	3.93%	5.51%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Corporate Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.72%*	7.55%	1.20%	1.94%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Mid Cap Growth Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.07%*	14.86%	7.26%	11.89%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Short Corporate Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.66%*	6.00%	1.90%	2.94%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (formerly, Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2) Investment Advisor: Columbia Management Investment Advisors, LLC	1.18%*	34.37%	18.42%	22.70%
Equity	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.04%	7.83%	8.93%	8.84%
Alternative Strategies	Deutsche DWS Variable Series II - DWS Alternative Asset Allocation VIP: Class B Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: RREEF America L.L.C.	1.26%	10.03%	4.88%	4.52%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Eaton Vance Management	1.19%	3.95%	4.64%	4.43%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008 Investment Advisor: Federated Investment Management Company	0.74%*	7.08%	1.10%	2.99%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC	0.48%	10.44%	3.04%	5.62%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC	0.54%	13.18%	4.73%	7.27%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC	0.59%	15.33%	6.13%	8.77%
Allocation	Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Initial Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.51%*	14.98%	5.67%	7.13%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.66%	14.96%	9.24%	10.84%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.79%	21.19%	15.08%	15.49%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.85%	10.34%	23.86%	7.69%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.46%	19.02%	12.51%	11.60%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.73%	5.33%	6.06%	5.44%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.72%	21.21%	15.83%	13.56%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.55%	14.90%	13.70%	17.45%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.81%*	10.36%	4.22%	5.59%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.47%	7.14%	-0.06%	2.61%
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.65%	11.66%	10.00%	10.48%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.72%	20.39%	6.62%	7.93%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.85%	2.90%	3.98%	3.61%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.70%	10.95%	12.82%	10.96%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.84%	7.70%	11.87%	10.54%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.69%	7.91%	12.02%	10.71%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Franklin Advisers, Inc. Subadvisor: Brandywine Global Investment Management, LLC (Brandywine); ClearBridge Investments, LLC (ClearBridge); Franklin Templeton Institutional, LLC (FT Institutional); Templeton Global Advisors Limited (Global Advisors)	0.82%*	12.60%	5.73%	7.32%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: Franklin Mutual Advisers, LLC	0.91%*	7.65%	8.86%	9.81%
Equity	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014 Investment Advisor: Templeton Investment Counsel, LLC	1.08%*	29.19%	8.25%	5.75%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019 Investment Advisor: Franklin Advisers, Inc.	0.75%*	15.73%	-0.96%	-0.15%
Equity	Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	0.98%*	7.36%	4.68%	11.59%
Allocation	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018 Investment Advisor: Goldman Sachs Asset Management, L.P.	0.96%*	9.89%	5.92%	5.78%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares This underlying mutual fund is only available in contracts for which good order applications were received before April 29, 2022 Investment Advisor: Invesco Advisers, Inc.	0.62%*	7.09%	-0.11%	2.99%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.86%	4.79%	3.90%	11.38%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: Invesco Advisers, Inc.	1.11%	4.53%	3.64%	11.10%
Allocation	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares This underlying mutual fund is only available in contracts for which good order applications were received before April 26, 2024 Investment Advisor: Invesco Advisers, Inc.	0.57%	12.81%	8.94%	8.92%
Equity	Invesco - Invesco V.I. Global Fund: Series I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	0.81%	15.32%	7.28%	11.00%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.95%*	12.98%	1.65%	3.01%
Equity	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015 Investment Advisor: Invesco Advisers, Inc.	1.19%	8.97%	8.83%	9.08%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	0.84%	8.70%	8.34%	10.59%
Equity	Invesco V.I. International Growth Fund: Series II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.25%*	15.53%	1.88%	5.34%
Allocation	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	0.77%*	16.66%	7.07%	7.84%
Fixed Income	Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.97%	7.17%	3.73%	5.56%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.10%*	1.18%	-0.08%	10.66%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%	14.82%	8.21%	9.86%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	7.22%	-0.47%	2.07%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	1.07%	20.60%	12.23%	12.64%
Equity	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.74%*	17.46%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	24.84%	13.44%	21.18%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.96%	28.58%	9.17%	8.97%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Lazard Asset Management LLC	1.38%*	41.77%	10.76%	9.35%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	1.06%	8.97%	-0.42%	9.11%
Allocation	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II This underlying mutual fund is only available in contracts for which good order applications were received before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.77%*	9.62%	6.49%	8.03%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund: Standard Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 26, 2025 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.79%*	6.72%	5.16%	11.47%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II This underlying mutual fund is only available in contracts for which good order applications were received before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.86%*	8.99%	8.89%	9.12%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.86%*	15.85%	11.47%	10.07%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class This underlying mutual fund is only available in contracts for which good order applications were received before April 28, 2023 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: J.P. Morgan Investment Management Inc.	0.74%	4.72%	9.63%	8.77%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	7.19%	0.07%	2.28%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	12.56%	-0.54%	10.46%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.94%*	12.77%	9.69%	9.77%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	20.81%	6.80%	9.60%
Equity	MFS® Variable Insurance Trust II - MFS International Intrinsic Equity Portfolio: Service Class (formerly, MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class) Investment Advisor: Massachusetts Financial Services Company	1.14%*	32.96%	7.02%	9.68%
Fixed Income	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	0.73%*	5.49%	2.29%	2.44%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.04%*	5.75%	9.90%	9.69%
Fixed Income	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004 Investment Advisor: Morgan Stanley Investment Management Inc. Subadvisor: Morgan Stanley Investment Management Limited	1.10%*	15.33%	2.70%	4.51%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Allspring Global Investments, LLC	0.83%*	5.91%	-2.09%	9.67%
Allocation	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.92%*	15.41%	8.56%	9.36%
Fixed Income	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.85%*	6.73%	-0.54%	1.96%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	1.04%*	21.21%	7.82%	11.73%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.97%*	19.78%	12.94%	17.52%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.91%*	17.64%	13.48%	13.48%
Equity	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	1.05%*	21.10%	11.24%	11.09%
Allocation	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC and Nationwide Asset Management, LLC	1.15%*	14.84%	4.16%	6.06%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.99%*	18.45%	10.71%	10.40%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%*	12.47%	5.93%	6.60%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.90%*	14.94%	8.14%	8.51%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.83%*	8.70%	2.68%	3.95%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.94%*	9.17%	4.84%	5.49%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.93%*	10.02%	6.09%	6.83%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.89%*	13.52%	7.12%	7.62%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.95%*	16.43%	9.35%	9.45%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%*	11.10%	4.86%	5.78%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.62%*	17.18%	12.58%	14.44%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020 Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.76%*	18.63%	14.64%	11.72%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.63%*	18.81%	14.80%	11.79%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020 Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.88%*	18.55%	14.51%	11.51%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: DoubleLine Capital LP	0.98%*	7.31%	0.22%
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: FIAM LLC	1.12%*	36.15%	1.01%	6.31%
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: FIAM LLC	1.05%*
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.69%*	7.00%	-0.62%	1.17%
Capital Preservation	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.47%	3.91%	2.95%	1.85%
Equity	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: GQG Partners LLC	0.78%*	2.14%	5.52%	8.68%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	0.88%*	39.29%	12.79%	9.94%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 24, 2025 Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	1.13%*	38.97%	12.52%	9.67%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.82%*	30.28%	8.12%	7.50%
Equity	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Invesco Advisers, Inc.	1.07%	16.36%	4.94%	11.73%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.02%	19.26%	8.48%	9.50%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.94%	12.97%	4.84%	6.03%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.90%*	15.70%	6.58%	7.85%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.92%	8.90%	1.96%	3.37%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.92%*	9.42%	4.04%	5.06%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.96%*	10.69%	5.33%	6.44%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.97%	14.42%	5.67%	6.92%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.00%	17.38%	7.41%	8.61%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.93%	11.68%	3.78%	5.12%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.72%*	6.33%	-0.96%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.75%*	18.00%	10.86%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.96%*	32.66%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.79%	16.49%	9.85%	11.85%
Fixed Income	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.75%*
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.79%*	14.12%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.77%*	11.88%	11.98%	13.21%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.87%*	11.66%	11.86%	13.09%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.70%*	14.20%	19.09%	18.02%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.58%	6.88%	-0.77%	2.08%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P This underlying mutual fund is no longer available to receive transfers or new purchase payments effective February 28, 2025 Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.68%	6.79%	-0.86%	1.98%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.80%	5.43%	1.88%	2.12%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.87%*	5.66%	3.26%	5.38%
Allocation	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.95%	11.27%	7.91%	8.51%
Equity	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	1.00%	10.66%	11.57%	11.40%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.41%	7.05%	8.70%	10.28%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.05%*	10.35%	8.62%	11.00%
Equity	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.72%*
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 16, 2020 Investment Advisor: Nationwide Fund Advisors Subadvisor: Putnam Investment Management, LLC	0.97%*	34.99%	11.04%	7.65%
Equity	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Putnam Investment Management, LLC	0.83%*	35.21%	11.20%	7.72%
Equity	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Wellington Management Company LLP	0.92%*	0.58%	5.69%	6.00%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.49%*	17.35%	13.87%	14.26%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.58%*	12.14%	5.54%	9.10%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	1.06%*	2.17%	8.01%	7.69%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Amundi Asset Management, US	0.80%	7.56%	5.81%	5.45%
Equity	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Victory Capital Management Inc.	0.96%*	2.30%	7.79%	7.55%
Equity	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares This underlying mutual fund is only available in contracts for which good order applications were received before November 6, 2015 Investment Advisor: Neuberger Berman Investment Advisers LLC	1.11%*	5.23%	4.27%	10.71%
Equity	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.87%	13.74%	12.83%	12.94%
Fixed Income	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.93%	5.71%	2.56%	2.30%
Equity	New Age Alpha Variable Funds Trust - NAA Large Growth Series Investment Advisor: New Age Alpha Advisors, LLC	1.01%*	17.02%	13.89%	17.04%
Equity	New Age Alpha Variable Funds Trust - NAA World Equity Income Series Investment Advisor: New Age Alpha Advisors, LLC	1.06%*	22.75%	11.42%	9.99%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	2.23%*	14.19%	5.49%	6.67%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class Investment Advisor: PIMCO	1.27%	14.86%	2.34%	4.96%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class Investment Advisor: PIMCO	1.19%	3.85%	0.93%	2.78%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2024 Investment Advisor: PIMCO	0.76%	5.42%	1.47%	1.69%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class Investment Advisor: PIMCO	0.75%	4.57%	3.14%	2.65%
Allocation	Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.88%	13.95%	8.85%	10.17%
Equity	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited, The Putnam Advisory Company, LLC	1.06%	37.68%	9.28%	8.13%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited, The Putnam Advisory Company, LLC	1.06%	34.68%	12.49%	8.87%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.79%	20.35%	15.38%	13.30%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.88%	10.69%	10.34%	14.69%
Alternative Strategies	Rydex Variable Trust - Multi-Hedge Strategies Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019 Investment Advisor: Guggenheim Investments	1.75%*	1.25%	1.23%	1.62%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.11%	17.80%	3.86%	8.70%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management, Inc.	1.09%	3.29%	3.58%	9.54%
Fixed Income	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012 Investment Advisor: Van Eck Associates Corporation	1.10%*	18.49%	3.91%	5.24%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.32%	36.17%	10.24%	8.06%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012 Investment Advisor: Van Eck Associates Corporation	1.08%	36.48%	10.51%	8.33%
Equity	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II Investment Advisor: Victory Capital Management, Inc.	1.00%*	23.08%	14.69%	15.47%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Co., an affiliate of VIA.	1.10%*	0.72%	6.06%	5.95%

Temporary Fee Reductions, Current Expenses [Text Block]	*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	The following is a list of fixed options currently available under the contract. To the extent permitted under the contract, Nationwide may change the features of a fixed option, offer new fixed options, and terminate existing fixed options. Nationwide will provide you with written notice before doing so. Depending on the optional benefits chosen, access to a fixed option may not be permitted. See The Fixed Account for additional information.
Fixed Options Available [Table Text Block]
Name	Interest Rate Guarantee Period	Minimum Guaranteed Interest Rate
Fixed Account	1 year[1]	3.00%[2]

The Best of America IV | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Discovery Value Portfolio Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.64%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	8.27%
The Best of America IV | AllianceBernstein Variable Products Series Fund Inc. - AB VPS International Value Portfolio Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	41.27%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	6.37%
The Best of America IV | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Large Cap Growth Portfolio Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.85%
Average Annual Total Returns, 5 Years [Percent]	11.76%
Average Annual Total Returns, 10 Years [Percent]	15.88%
The Best of America IV | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Relative Value Portfolio Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	10.47%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	10.57%
The Best of America IV | American Funds Insurance Series® - American Funds® Global Balanced Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American Funds® Global Balanced Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	16.96%
Average Annual Total Returns, 5 Years [Percent]	5.85%
Average Annual Total Returns, 10 Years [Percent]	7.43%
The Best of America IV | American Funds Insurance Series® - American High-Income Trust Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American High-Income Trust: Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	8.52%
Average Annual Total Returns, 5 Years [Percent]	5.87%
Average Annual Total Returns, 10 Years [Percent]	7.22%
The Best of America IV | American Funds Insurance Series® - American High-Income Trust Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American High-Income Trust: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	7.94%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	6.68%
The Best of America IV | American Funds Insurance Series® - Capital Income Builder® Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital Income Builder®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	20.16%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	7.32%
The Best of America IV | American Funds Insurance Series® - Global Small Capitalization Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	6.96%
The Best of America IV | American Funds Insurance Series® - Growth Fund Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth Fund: Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	20.53%
Average Annual Total Returns, 5 Years [Percent]	13.66%
Average Annual Total Returns, 10 Years [Percent]	18.26%
The Best of America IV | American Funds Insurance Series® - New World Fund® Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	27.93%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	8.98%
The Best of America IV | American Funds Insurance Series® - U.S. Government Securities Fund Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - U.S. Government Securities Fund: Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	8.01%
Average Annual Total Returns, 5 Years [Percent]	0.01%
Average Annual Total Returns, 10 Years [Percent]	1.95%
The Best of America IV | American Funds Insurance Series® - U.S. Government Securities Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - U.S. Government Securities Fund: Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.70%
The Best of America IV | American Funds Insurance Series® - Washington Mutual Investors Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	16.90%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	12.08%
The Best of America IV | BlackRock Variable Series Funds II Inc. - BlackRock High Yield V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.52%
Average Annual Total Returns, 5 Years [Percent]	4.47%
Average Annual Total Returns, 10 Years [Percent]	6.02%
The Best of America IV | BlackRock Variable Series Funds II Inc. - BlackRock Total Return V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	7.14%
Average Annual Total Returns, 5 Years [Percent]	(0.75%)
Average Annual Total Returns, 10 Years [Percent]	1.82%
The Best of America IV | BlackRock Variable Series Funds Inc. - BlackRock 60 40 Target Allocation ETF V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	15.37%
Average Annual Total Returns, 5 Years [Percent]	7.05%
Average Annual Total Returns, 10 Years [Percent]	8.45%
The Best of America IV | BlackRock Variable Series Funds Inc. - BlackRock Equity Dividend V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	21.32%
Average Annual Total Returns, 5 Years [Percent]	11.45%
Average Annual Total Returns, 10 Years [Percent]	11.01%
The Best of America IV | BlackRock Variable Series Funds Inc. - BlackRock Global Allocation V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	19.51%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	7.33%
The Best of America IV | BNY Mellon Investment Portfolios - MidCap Stock Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	9.81%
Average Annual Total Returns, 5 Years [Percent]	9.39%
Average Annual Total Returns, 10 Years [Percent]	8.51%
The Best of America IV | BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	5.36%
Average Annual Total Returns, 5 Years [Percent]	6.65%
Average Annual Total Returns, 10 Years [Percent]	9.15%
The Best of America IV | BNY Mellon Stock Index Fund Inc. Initial Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Stock Index Fund, Inc.: Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Mellon Investments Corporation
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	17.53%
Average Annual Total Returns, 5 Years [Percent]	14.12%
Average Annual Total Returns, 10 Years [Percent]	14.52%
The Best of America IV | BNY Mellon Variable Investment Fund - Growth and Income Portfolio Initial Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	16.83%
Average Annual Total Returns, 5 Years [Percent]	14.22%
Average Annual Total Returns, 10 Years [Percent]	14.66%
The Best of America IV | Calvert Variable Series Inc. - Calvert VP SRI Balanced Portfolio Class F
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	9.51%
The Best of America IV | Calvert Variable Trust Inc - CVT Nasdaq 100 Index Portfolio Class F
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	20.10%
Average Annual Total Returns, 5 Years [Percent]	14.46%
Average Annual Total Returns, 10 Years [Percent]	18.80%
The Best of America IV | Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Discovery Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Discovery Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	14.66%
Average Annual Total Returns, 5 Years [Percent]	12.19%
Average Annual Total Returns, 10 Years [Percent]	11.20%
The Best of America IV | Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Company Growth Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Company Growth Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	21.29%
Average Annual Total Returns, 5 Years [Percent]	3.32%
Average Annual Total Returns, 10 Years [Percent]	14.89%
The Best of America IV | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Commodity Strategy Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Real Assets
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Commodity Strategy Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	15.30%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	6.46%
The Best of America IV | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.49%
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	5.51%
The Best of America IV | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Corporate Income Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Corporate Income Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.55%
Average Annual Total Returns, 5 Years [Percent]	1.20%
Average Annual Total Returns, 10 Years [Percent]	1.94%
The Best of America IV | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Mid Cap Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Mid Cap Growth Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	11.89%
The Best of America IV | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Short Corporate Income Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Short Corporate Income Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.90%
Average Annual Total Returns, 10 Years [Percent]	2.94%
The Best of America IV | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	34.37%
Average Annual Total Returns, 5 Years [Percent]	18.42%
Average Annual Total Returns, 10 Years [Percent]	22.70%
The Best of America IV | Delaware VIP Trust - Nomura VIP Small Cap Value Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	8.84%
The Best of America IV | Deutsche DWS Variable Series II - DWS Alternative Asset Allocation VIP - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative Strategies
Portfolio Company Name [Text Block]	Deutsche DWS Variable Series II - DWS Alternative Asset Allocation VIP: Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	10.03%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	4.52%
The Best of America IV | Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	3.95%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	4.43%
The Best of America IV | Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II Primary Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	7.08%
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	2.99%
The Best of America IV | Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	10.44%
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	5.62%
The Best of America IV | Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	13.18%
Average Annual Total Returns, 5 Years [Percent]	4.73%
Average Annual Total Returns, 10 Years [Percent]	7.27%
The Best of America IV | Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	15.33%
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	8.77%
The Best of America IV | Fidelity Variable Insurance Products Fund - VIP Asset Manager 50 Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	14.98%
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	7.13%
The Best of America IV | Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	14.96%
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	10.84%
The Best of America IV | Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.19%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
The Best of America IV | Fidelity Variable Insurance Products Fund - VIP Energy Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.34%
Average Annual Total Returns, 5 Years [Percent]	23.86%
Average Annual Total Returns, 10 Years [Percent]	7.69%
The Best of America IV | Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	19.02%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	11.60%
The Best of America IV | Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	5.33%
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	5.44%
The Best of America IV | Fidelity Variable Insurance Products Fund - VIP Growth Income Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	21.21%
Average Annual Total Returns, 5 Years [Percent]	15.83%
Average Annual Total Returns, 10 Years [Percent]	13.56%
The Best of America IV | Fidelity Variable Insurance Products Fund - VIP Growth Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	13.70%
Average Annual Total Returns, 10 Years [Percent]	17.45%
The Best of America IV | Fidelity Variable Insurance Products Fund - VIP High Income Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	5.59%
The Best of America IV | Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	7.14%
Average Annual Total Returns, 5 Years [Percent]	(0.06%)
Average Annual Total Returns, 10 Years [Percent]	2.61%
The Best of America IV | Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	10.48%
The Best of America IV | Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	20.39%
Average Annual Total Returns, 5 Years [Percent]	6.62%
Average Annual Total Returns, 10 Years [Percent]	7.93%
The Best of America IV | Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.90%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	3.61%
The Best of America IV | Fidelity Variable Insurance Products Fund - VIP Value Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	10.95%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	10.96%
The Best of America IV | Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	7.70%
Average Annual Total Returns, 5 Years [Percent]	11.87%
Average Annual Total Returns, 10 Years [Percent]	10.54%
The Best of America IV | Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	7.91%
Average Annual Total Returns, 5 Years [Percent]	12.02%
Average Annual Total Returns, 10 Years [Percent]	10.71%
The Best of America IV | Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC (Brandywine); ClearBridge Investments, LLC (ClearBridge); Franklin Templeton Institutional, LLC (FT Institutional); Templeton Global Advisors Limited (Global Advisors)
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.60%
Average Annual Total Returns, 5 Years [Percent]	5.73%
Average Annual Total Returns, 10 Years [Percent]	7.32%
The Best of America IV | Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	7.30%
The Best of America IV | Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	9.81%
The Best of America IV | Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	29.19%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	5.75%
The Best of America IV | Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Average Annual Total Returns, 10 Years [Percent]	(0.15%)
The Best of America IV | Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	7.36%
Average Annual Total Returns, 5 Years [Percent]	4.68%
Average Annual Total Returns, 10 Years [Percent]	11.59%
The Best of America IV | Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	9.89%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	5.78%
The Best of America IV | Invesco - Invesco V.I. Core Plus Bond Fund Series I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.09%
Average Annual Total Returns, 5 Years [Percent]	(0.11%)
Average Annual Total Returns, 10 Years [Percent]	2.99%
The Best of America IV | Invesco - Invesco V.I. Discovery Mid Cap Growth Fund Series I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	4.79%
Average Annual Total Returns, 5 Years [Percent]	3.90%
Average Annual Total Returns, 10 Years [Percent]	11.38%
The Best of America IV | Invesco - Invesco V.I. Discovery Mid Cap Growth Fund Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	4.53%
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]	11.10%
The Best of America IV | Invesco - Invesco V.I. Equity and Income Fund Series I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	12.81%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	8.92%
The Best of America IV | Invesco - Invesco V.I. Global Fund Series I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Fund: Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	15.32%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	11.00%
The Best of America IV | Invesco - Invesco V.I. Global Strategic Income Fund Series I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Strategic Income Fund: Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	12.98%
Average Annual Total Returns, 5 Years [Percent]	1.65%
Average Annual Total Returns, 10 Years [Percent]	3.01%
The Best of America IV | Invesco - Invesco V.I. Main Street Mid Cap Fund Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	8.97%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	9.08%
The Best of America IV | Invesco - Invesco V.I. Main Street Small Cap Fund Series I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	8.70%
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	10.59%
The Best of America IV | Invesco V.I. International Growth Fund Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	15.53%
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	5.34%
The Best of America IV | Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.66%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	7.84%
The Best of America IV | Ivy Variable Insurance Portfolios - Nomura VIP High Income Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	5.56%
The Best of America IV | Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	1.18%
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	10.66%
The Best of America IV | Janus Aspen Series - Janus Henderson Balanced Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	9.86%
The Best of America IV | Janus Aspen Series - Janus Henderson Enterprise Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	12.51%
The Best of America IV | Janus Aspen Series - Janus Henderson Flexible Bond Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	(0.47%)
Average Annual Total Returns, 10 Years [Percent]	2.07%
The Best of America IV | Janus Aspen Series - Janus Henderson Global Research Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	20.60%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Average Annual Total Returns, 10 Years [Percent]	12.64%
The Best of America IV | Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio Institutional Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	17.46%
The Best of America IV | Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	24.84%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	21.18%
The Best of America IV | Janus Aspen Series - Janus Henderson Overseas Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	28.58%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	8.97%
The Best of America IV | Lazard Retirement Series Inc. - Lazard Retirement Emerging Markets Equity Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	41.77%
Average Annual Total Returns, 5 Years [Percent]	10.76%
Average Annual Total Returns, 10 Years [Percent]	9.35%
The Best of America IV | Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	8.97%
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	9.11%
The Best of America IV | Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund - Standard Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	9.62%
Average Annual Total Returns, 5 Years [Percent]	6.49%
Average Annual Total Returns, 10 Years [Percent]	8.03%
The Best of America IV | Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund - Standard Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	11.47%
The Best of America IV | Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund - Standard Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	8.99%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	9.12%
The Best of America IV | Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	15.85%
Average Annual Total Returns, 5 Years [Percent]	11.47%
Average Annual Total Returns, 10 Years [Percent]	10.07%
The Best of America IV | Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	4.72%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]	8.77%
The Best of America IV | Lord Abbett Series Fund Inc. - Total Return Portfolio Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	7.19%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	2.28%
The Best of America IV | MFS® Variable Insurance Trust - MFS New Discovery Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	(0.54%)
Average Annual Total Returns, 10 Years [Percent]	10.46%
The Best of America IV | MFS® Variable Insurance Trust - MFS Value Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Value Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	12.77%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	9.77%
The Best of America IV | MFS® Variable Insurance Trust II - MFS International Growth Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	20.81%
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.60%
The Best of America IV | MFS® Variable Insurance Trust II - MFS International Intrinsic Equity Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS International Intrinsic Equity Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	32.96%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	9.68%
The Best of America IV | MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	2.29%
Average Annual Total Returns, 10 Years [Percent]	2.44%
The Best of America IV | MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	5.75%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	9.69%
The Best of America IV | Morgan Stanley Variable Insurance Fund Inc. - Emerging Markets Debt Portfolio Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	15.33%
Average Annual Total Returns, 5 Years [Percent]	2.70%
Average Annual Total Returns, 10 Years [Percent]	4.51%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	5.91%
Average Annual Total Returns, 5 Years [Percent]	(2.09%)
Average Annual Total Returns, 10 Years [Percent]	9.67%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	15.41%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	9.36%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	6.73%
Average Annual Total Returns, 5 Years [Percent]	(0.54%)
Average Annual Total Returns, 10 Years [Percent]	1.96%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	21.21%
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	11.73%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	19.78%
Average Annual Total Returns, 5 Years [Percent]	12.94%
Average Annual Total Returns, 10 Years [Percent]	17.52%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	17.64%
Average Annual Total Returns, 5 Years [Percent]	13.48%
Average Annual Total Returns, 10 Years [Percent]	13.48%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	21.10%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	11.09%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and Nationwide Asset Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.84%
Average Annual Total Returns, 5 Years [Percent]	4.16%
Average Annual Total Returns, 10 Years [Percent]	6.06%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	18.45%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	10.40%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	12.47%
Average Annual Total Returns, 5 Years [Percent]	5.93%
Average Annual Total Returns, 10 Years [Percent]	6.60%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	14.94%
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	8.51%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	8.70%
Average Annual Total Returns, 5 Years [Percent]	2.68%
Average Annual Total Returns, 10 Years [Percent]	3.95%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth Income Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	9.17%
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	5.49%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	10.02%
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	6.83%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.52%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	7.62%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	16.43%
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	9.45%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	11.10%
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	5.78%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	12.58%
Average Annual Total Returns, 10 Years [Percent]	14.44%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	18.63%
Average Annual Total Returns, 5 Years [Percent]	14.64%
Average Annual Total Returns, 10 Years [Percent]	11.72%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income Class X
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	18.81%
Average Annual Total Returns, 5 Years [Percent]	14.80%
Average Annual Total Returns, 10 Years [Percent]	11.79%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income Class Z
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.55%
Average Annual Total Returns, 5 Years [Percent]	14.51%
Average Annual Total Returns, 10 Years [Percent]	11.51%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	7.31%
Average Annual Total Returns, 5 Years [Percent]	0.22%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	36.15%
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	6.31%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.05%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Government Bond Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	7.00%
Average Annual Total Returns, 5 Years [Percent]	(0.62%)
Average Annual Total Returns, 10 Years [Percent]	1.17%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Government Money Market Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital Preservation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	3.91%
Average Annual Total Returns, 5 Years [Percent]	2.95%
Average Annual Total Returns, 10 Years [Percent]	1.85%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	GQG Partners LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	2.14%
Average Annual Total Returns, 5 Years [Percent]	5.52%
Average Annual Total Returns, 10 Years [Percent]	8.68%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT International Equity Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	39.29%
Average Annual Total Returns, 5 Years [Percent]	12.79%
Average Annual Total Returns, 10 Years [Percent]	9.94%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT International Equity Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	38.97%
Average Annual Total Returns, 5 Years [Percent]	12.52%
Average Annual Total Returns, 10 Years [Percent]	9.67%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT International Index Fund Class VIII
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	30.28%
Average Annual Total Returns, 5 Years [Percent]	8.12%
Average Annual Total Returns, 10 Years [Percent]	7.50%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	16.36%
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	11.73%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	19.26%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	9.50%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	12.97%
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	6.03%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	6.58%
Average Annual Total Returns, 10 Years [Percent]	7.85%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]	3.37%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Income Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.42%
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	5.06%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.69%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	6.44%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	14.42%
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	6.92%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	17.38%
Average Annual Total Returns, 5 Years [Percent]	7.41%
Average Annual Total Returns, 10 Years [Percent]	8.61%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	3.78%
Average Annual Total Returns, 10 Years [Percent]	5.12%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.33%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
The Best of America IV | Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	18.00%
Average Annual Total Returns, 5 Years [Percent]	10.86%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	32.66%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	16.49%
Average Annual Total Returns, 5 Years [Percent]	9.85%
Average Annual Total Returns, 10 Years [Percent]	11.85%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.75%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	14.12%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	11.88%
Average Annual Total Returns, 5 Years [Percent]	11.98%
Average Annual Total Returns, 10 Years [Percent]	13.21%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	13.09%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	14.20%
Average Annual Total Returns, 5 Years [Percent]	19.09%
Average Annual Total Returns, 10 Years [Percent]	18.02%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	6.88%
Average Annual Total Returns, 5 Years [Percent]	(0.77%)
Average Annual Total Returns, 10 Years [Percent]	2.08%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund Class P
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	6.79%
Average Annual Total Returns, 5 Years [Percent]	(0.86%)
Average Annual Total Returns, 10 Years [Percent]	1.98%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	5.43%
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	2.12%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	5.66%
Average Annual Total Returns, 5 Years [Percent]	3.26%
Average Annual Total Returns, 10 Years [Percent]	5.38%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	11.27%
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	8.51%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	10.66%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	11.40%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	7.05%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	10.28%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	10.35%
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	11.00%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.72%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	34.99%
Average Annual Total Returns, 5 Years [Percent]	11.04%
Average Annual Total Returns, 10 Years [Percent]	7.65%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund Class X
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	35.21%
Average Annual Total Returns, 5 Years [Percent]	11.20%
Average Annual Total Returns, 10 Years [Percent]	7.72%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Real Estate Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	0.58%
Average Annual Total Returns, 5 Years [Percent]	5.69%
Average Annual Total Returns, 10 Years [Percent]	6.00%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT SP 500® Index Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	17.35%
Average Annual Total Returns, 5 Years [Percent]	13.87%
Average Annual Total Returns, 10 Years [Percent]	14.26%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	12.14%
Average Annual Total Returns, 5 Years [Percent]	5.54%
Average Annual Total Returns, 10 Years [Percent]	9.10%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	2.17%
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]	7.69%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Strategic Income Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Amundi Asset Management, US
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	7.56%
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	5.45%
The Best of America IV | Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	2.30%
Average Annual Total Returns, 5 Years [Percent]	7.79%
Average Annual Total Returns, 10 Years [Percent]	7.55%
The Best of America IV | Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio Class S Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	5.23%
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	10.71%
The Best of America IV | Neuberger Berman Advisers Management Trust - Quality Equity Portfolio Class I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.74%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	12.94%
The Best of America IV | Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio Class I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	5.71%
Average Annual Total Returns, 5 Years [Percent]	2.56%
Average Annual Total Returns, 10 Years [Percent]	2.30%
The Best of America IV | New Age Alpha Variable Funds Trust NAA Large Growth Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust - NAA Large Growth Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	13.89%
Average Annual Total Returns, 10 Years [Percent]	17.04%
The Best of America IV | New Age Alpha Variable Funds Trust - NAA World Equity Income Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust - NAA World Equity Income Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	22.75%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	9.99%
The Best of America IV | PIMCO Variable Insurance Trust - All Asset Portfolio Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC
Current Expenses [Percent]	2.23%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	6.67%
The Best of America IV | PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	4.96%
The Best of America IV | PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	3.85%
Average Annual Total Returns, 5 Years [Percent]	0.93%
Average Annual Total Returns, 10 Years [Percent]	2.78%
The Best of America IV | PIMCO Variable Insurance Trust - Low Duration Portfolio Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	1.69%
The Best of America IV | PIMCO Variable Insurance Trust - Short-Term Portfolio Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	4.57%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	2.65%
The Best of America IV | Putnam Variable Trust - Putnam VT George Putnam Balanced Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	13.95%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	10.17%
The Best of America IV | Putnam Variable Trust - Putnam VT International Equity Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited, The Putnam Advisory Company, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	37.68%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	8.13%
The Best of America IV | Putnam Variable Trust - Putnam VT International Value Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited, The Putnam Advisory Company, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	34.68%
Average Annual Total Returns, 5 Years [Percent]	12.49%
Average Annual Total Returns, 10 Years [Percent]	8.87%
The Best of America IV | Putnam Variable Trust - Putnam VT Large Cap Value Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	20.35%
Average Annual Total Returns, 5 Years [Percent]	15.38%
Average Annual Total Returns, 10 Years [Percent]	13.30%
The Best of America IV | Putnam Variable Trust - Putnam VT Sustainable Leaders Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.69%
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	14.69%
The Best of America IV | Rydex Variable Trust - Multi-Hedge Strategies Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative Strategies
Portfolio Company Name [Text Block]	Rydex Variable Trust - Multi-Hedge Strategies Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.75%
Average Annual Total Returns, 1 Year [Percent]	1.25%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	1.62%
The Best of America IV | T. Rowe Price Equity Series Inc. - T. Rowe Price Health Sciences Portfolio II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	17.80%
Average Annual Total Returns, 5 Years [Percent]	3.86%
Average Annual Total Returns, 10 Years [Percent]	8.70%
The Best of America IV | T. Rowe Price Equity Series Inc. - T. Rowe Price Mid-Cap Growth Portfolio II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	3.29%
Average Annual Total Returns, 5 Years [Percent]	3.58%
Average Annual Total Returns, 10 Years [Percent]	9.54%
The Best of America IV | VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	18.49%
Average Annual Total Returns, 5 Years [Percent]	3.91%
Average Annual Total Returns, 10 Years [Percent]	5.24%
The Best of America IV | VanEck VIP Trust - VanEck VIP Global Resources Fund Class S
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	36.17%
Average Annual Total Returns, 5 Years [Percent]	10.24%
Average Annual Total Returns, 10 Years [Percent]	8.06%
The Best of America IV | VanEck VIP Trust - VanEck VIP Global Resources Fund Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	36.48%
Average Annual Total Returns, 5 Years [Percent]	10.51%
Average Annual Total Returns, 10 Years [Percent]	8.33%
The Best of America IV | Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	23.08%
Average Annual Total Returns, 5 Years [Percent]	14.69%
Average Annual Total Returns, 10 Years [Percent]	15.47%
The Best of America IV | Virtus Variable Insurance Trust - Virtus Duff Phelps Real Estate Securities Series Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co., an affiliate of VIA.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	0.72%
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	5.95%
The Best of America IV | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Death benefit upon death of Annuitant prior to Annuitization
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Nationwide may limit purchase payments to $1,000,000
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Death BenefitDeath of Contract Owner If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the Annuitant becomes the Contract Owner. A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.Death of Annuitant If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.Death of Contract Owner/Annuitant If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit. If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.Death Benefit Payment The recipient of the death benefit may elect to receive the death benefit: (1)in a lump sum; (2)as an annuity (see Annuity Payment Options); or (3)in any other manner permitted by law and approved by Nationwide. Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid. If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Calculation Method of Benefit [Text Block]	Standard Death Benefit (Return of Premium) For contracts issued on or after May 1, 1998 (or a later date if required by state law): •If the Annuitant dies prior to his or her 75th birthday and before the Annuitization Date, the death benefit will be the greater of: (1)the Contract Value; or (2)the total of all purchase payments, less an adjustment for amounts withdrawn. Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). •If the Annuitant dies on or after his or her 75th birthday and prior to the Annuitization Date, the death benefit will equal the Contract Value. For contracts issued before May 1, 1998 (or before state approval of the death benefit calculation described previously): •If the Annuitant dies prior to his or her 75th birthday and before the Annuitization Date, the death benefit will be the greater of: (1)the Contract Value; or (2)the total of all purchase payments, less any amounts withdrawn. •If the Annuitant dies on or after his or her 75th birthday and prior to the Annuitization Date, the death benefit will equal the Contract Value. If the Annuitant dies after the Annuitization Date, payment will be determined according to the selected annuity payment option. Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.Death Benefit CalculationsThe value of each component of the death benefit calculation will be determined as of the date Nationwide receives: (1)proper proof of the Annuitant's death; (2)an election specifying the distribution method; and (3)any state required form(s).
The Best of America IV | Asset Rebalancing
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Asset Rebalancing (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic reallocation of assets on a predetermined percentage basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Assets in the Fixed Account are excluded from the program
Name of Benefit [Text Block]	Asset Rebalancing (see Contract Owner Services)
Operation of Benefit [Text Block]	Asset Rebalancing Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing. Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions). Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a qualified plan or Tax Sheltered Annuity. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing. Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Calculation Method of Benefit [Text Block]
Example:
Mr. C elects to participate in Asset Rebalancing and has instructed his Contract Value be allocated as follows: 40% to Sub-Account A, 40% to Sub-Account B, and 20% to Sub-
Account C. Mr. C elects to rebalance quarterly. Each quarter, Nationwide will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected
Sub-Accounts so that his 40%/40%/20% allocation remains intact.

The Best of America IV | Dollar Cost Averaging
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging (see Contract Owner Services)
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Transfers are only permitted from the Fixed Account and a limited number of Sub-Accounts● Transfers may not be directed to the Fixed Account● Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested
Name of Benefit [Text Block]	Dollar Cost Averaging (see Contract Owner Services)
Operation of Benefit [Text Block]	Dollar Cost AveragingDollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss. Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):•Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I •Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I •PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Classor to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available. Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Calculation Method of Benefit [Text Block]
Example:
Ms. T elects to participate in Dollar Cost Averaging and has transferred $25,000 to an eligible Sub-Account (Sub-Account S) that will serve as the source investment option for her
Dollar Cost Averaging program. She would like the Dollar Cost Averaging transfers to be allocated as follows: $500 to Sub-Account L and $1,000 to Sub-Account M. Each month,
Nationwide will automatically transfer $1,500 from Sub-Account S and allocate $1,000 to
Sub-Account M and $500 to Sub-Account L.

The Best of America IV | Enhanced Fixed Account Dollar Cost Averaging
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Transfers are only permitted from the Fixed Account● Only new purchase payments to the contract are eligible for the program● Transfers may not be directed to the Fixed Account
Name of Benefit [Text Block]	Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)
Operation of Benefit [Text Block]	Enhanced Fixed Account Dollar Cost Averaging Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss. Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect. Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Calculation Method of Benefit [Text Block]
Example:
Mr. E elects to participate in Enhanced Fixed Account Dollar Cost Averaging and has
allocated new purchase payments of $22,000 to the Fixed Account, which will receive an enhanced interest crediting rate. He would like the Enhanced Fixed Account Dollar Cost
Averaging transfers to be allocated as follows: $1,000 to Sub-Account L and $1,000 to Sub-
Account M. Each month, Nationwide will automatically transfer $2,000 from the Fixed
Account and allocate $1,000 to Sub-Account M and $1,000 to Sub-Account L.

The Best of America IV | Systematic Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawals (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic withdrawals of Contract Value on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Withdrawals must be at least $100 each
Name of Benefit [Text Block]	Systematic Withdrawals (see Contract Owner Services)
Operation of Benefit [Text Block]	Systematic Withdrawals Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center. The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments. A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge). The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge). Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Calculation Method of Benefit [Text Block]
Example:
Ms. H elects to take Systematic Withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Sub-Accounts, so each quarter,
Nationwide will withdraw $5,000 from Ms. H’s contract proportionally from each Sub-
Account, and will mail her a check or wire the funds to the financial institution of her choice.

The Best of America IV | Loans
Item 4. Fee Table [Line Items]
Optional Benefit Expense, Maximum [Dollars]	$ 25
Optional Benefit Expense, Current [Dollars]	$ 25
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.25%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Loans (see Loan Privilege)
Purpose of Benefit [Text Block]	Loan from Contract Value
Optional Benefit Expense, Maximum [Dollars]	$ 25
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.25%
Optional Benefit Expense, Current [Dollars]	$ 25
Optional Benefit Expense (of Other Amount), Current [Percent]	2.25%
Brief Restrictions / Limitations [Text Block]	● Only available to owners of Tax Sheltered Annuities and Qualified Plans● Subject to terms of the Tax Sheltered Annuity plan or Qualified Plan● Minimum and maximum loan amounts apply● Loans must be repaid within a specified period● Loan payments must be made at least quarterly
Name of Benefit [Text Block]	Loans (see Loan Privilege)
The Best of America IV | Return of Premium Death Benefit Option
Item 10. Benefits Available [Line Items]
Calculation Method of Benefit [Text Block]
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000 and her total purchase payments (adjusted for amounts withdrawn) = $26,000. The death benefit for
Ms. P’s contract will equal $26,000.

The Best of America IV | Fixed Account
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	The Fixed Account The Contract Owner can allocate Contract Value to the Fixed Account, subject to conditions imposed by the contract. The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in the Variable Account and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account. Information regarding the Fixed Account, including (i) its name; (ii) interest rate guarantee period; and (iii) its minimum guaranteed interest rate, is available in Appendix A: Investment Options Available Under the Contract. Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account is (or would be after the transfer) equal to or greater than 25% of the Contract Value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations: •New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions. •Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account. •Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options. If no instruction is received by Nationwide, the Contract Owner will remain invested in the Fixed Account and will receive the Renewal Rate. •Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services). All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs. Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield. The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than 3.00% per year. Contracts may be subject to a higher minimum guaranteed interest rate based on the date the contract was issued and/or state of issue. Any interest in excess of the minimum interest rate will be credited to Fixed Account allocations at Nationwide’s sole discretion. Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC. Fixed Account Interest Rate Guarantee Period The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit. For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	Fixed Options The following is a list of fixed options currently available under the contract. To the extent permitted under the contract, Nationwide may change the features of a fixed option, offer new fixed options, and terminate existing fixed options. Nationwide will provide you with written notice before doing so. Depending on the optional benefits chosen, access to a fixed option may not be permitted. See The Fixed Account for additional information.
Name	Interest Rate Guarantee Period	Minimum Guaranteed Interest Rate
Fixed Account	1 year[1]	3.00%[2]
[1]The Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter. As a result, an interest rate guarantee period may last up to 15 months. [2]Contracts may be subject to a higher minimum guaranteed interest rate based on the date the contract was issued and/or state of issue. Nationwide reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guarantee period. Nationwide will provide you with written notice before doing so.
Fixed Option Available, Name	Fixed Account
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	3.00%
The Best of America IV | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
The Best of America IV | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).A CDSC may apply for up to 7 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see Contingent Deferred Sales Charge). Withdrawals may be subject to taxes and tax penalties.The benefits of tax deferral also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).For amounts allocated to the Fixed Account at the end of an interest rate guarantee period, such amounts will be reallocated among the contract's available investment options in accordance with the Contract Owner’s reallocation instructions, subject to any applicable limitations. In the absence of instructions, such amounts will remain invested in the Fixed Account for another interest rate guarantee period at the applicable Renewal Rate (see The Fixed Account and Transfers Prior to Annuitization).
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically: •A Contract Owner who takes withdrawals from the contract within seven years of purchasing the contract or making a purchase payment could be subject to a CDSC, which in the short-term will reduce Contract Value or the amount payable to you, and in the long-term will reduce the ability of the Contract Value to grow over time. •A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.
The Best of America IV | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	● Investment in this contract is subject to the risk of poor investment performance. Investment experience can vary depending on the investment options selected by the Contract Owner.● Each investment option (including the Fixed Account) has its own unique risks.● Review the prospectuses and disclosures for the investment options before making an investment decision.See Principal Risks.
The Best of America IV | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Investment in the contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Contacting the Service Center (see Principal Risks).
The Best of America IV | Investment option availability
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment option availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, and discontinuing availability of Sub-Accounts. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guarantee period. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of investment options may be subject to regulatory approval and notice will be provided.
The Best of America IV | Investment option restrictions
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
The Best of America IV | Purchase payment restrictions
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Purchase payment restrictions. A Contract Owner's ability to make subsequent purchase payments is subject to limitations under the contract. Restrictions on subsequent purchase payments may limit a Contract Owner's ability to increase the value of the contract and its benefits through additional investments.
The Best of America IV | Investment advisory fees
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
The Best of America IV | Purchase Payment Credit Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
The Best of America IV | EV Option Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
The Best of America IV | Active trading
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund.
The Best of America IV | Financial strength
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value) and interest credited to Fixed Account allocations are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
The Best of America IV | Regulatory risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
The Best of America IV | Cybersecurity
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on systems or websites and other operational disruptions that could severely impede Nationwide’s ability to conduct its businesses or administer the contract (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI-powered tools. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and contract values. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that Nationwide, its service providers, intermediaries, or the underlying mutual funds will be able to avoid or readily detect cybersecurity incidents affecting Contract Owners in the future. In the event that contract administration or contract values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to contracts or contract values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
The Best of America IV | Business Continuity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.